Condensed Financial Information of the Parent Company (Details)	Dec. 31, 2025
Condensed Financial Information of the Parent Company [Line Items]
Consolidated net assets	25.00%
PRC [Member]
Condensed Financial Information of the Parent Company [Line Items]
Consolidated net assets	25.00%